ACCRUED LIABILITIES	6 Months Ended
Sep. 30, 2016
Payables and Accruals [Abstract]
Accrued Liabilities Disclosure [Text Block]

NOTE 4 — ACCRUED LIABILITIES

As of September 30, 2016, the Company had accrued liabilities of $1,000 for professional fees.